UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ________ to ________

Date of Report (Date of earliest event reported):

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

[✔] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Residential Mortgage Loan Trust 2019-3
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001753410

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Andrew Dominus, General Counsel and Chief Compliance Officer

Telephone (212) 850 9029

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

RESIDENTIAL MORTGAGE LOAN SPONSOR LLC (Depositor)

By: Seer Capital Management LP, its manager

By: /s/ Obi Nwokorie

Name: Obi Nwokorie

Title: Authorized Signatory

Date: September 18, 2019

EXHIBIT INDEX

Exhibit Number

Exhibit 99.1	Clayton Services LLC (“Clayton”) Due Diligence Narrative Report

Exhibit 99.2	Clayton Conditions Summary

Exhibit 99.3	Clayton Conditions Detail

Exhibit 99.4	Clayton Loan Grades

Exhibit 99.5	Clayton Loan Level Tape

Exhibit 99.6	Clayton Waived Conditions Summary

Exhibit 99.7	Clayton Rating Agency ATR QM Data Fields

Exhibit 99.8	Clayton Valuations Summary

Exhibit 99.9	Clayton ATR QM Upload